Prepayment And Other Current Assets - Schedule of Prepayment and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepayment and Other Current Assets [Abstract]
Refundable prepayments for construction in progress	[1]	$ 2,206,236
Prepaid expenses and other receivables		105,185	599,426
Input Value Added Tax	[2]	4,606,605	754,031
Total prepayment and other current assets		$ 6,918,026	$ 1,353,457

[1]	Refundable prepayments for construction in progress primarily represent amounts to be refunded arising from modifications of agreements with construction suppliers.
[2]	The input Value Added Tax was primarily related to the construction in progress of the Company’s Henan Polystyrene Factory. The Company expects to commence production in fourth quarter of calendar year 2025, these VAT amounts is expected to be deducted against output VAT generated from revenue-generation operations within one year from June 30, 2025.